Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2020
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities assets and liabilities

	March 31, 2020	September 30, 2019
	(Unaudited)
Current assets	$556,348	$1,003,603
Non-current assets	163,169	89,182
Total assets	719,517	1,092,785
Total liabilities	(454,951)	(837,640)
Net assets	$264,566	$255,145

Schedule of useful lives of property, plant and equipment, net

Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life